Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) shares in Thousands	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Series A Preferred Stock [Member]	Total
Balances at Dec. 31, 2022	$ 1,000	$ 2,000	$ 177,401,000	$ (165,297,000)		$ 12,107,000
Balance, shares at Dec. 31, 2022	156	342
Issuance of common stock in connection with Exacis asset acquisition			208,000			208,000
Issuance of common stock in connection with Exacis asset acquisition, shares		5
Issuance of common stock related to stock purchase agreement with Lincoln Park Capital Fund, LLC, net			580,000			580,000
Issuance of common stock related to stock purchase agreement with Lincoln Park Capital Fund, LLC, net, shares		14
Issuance of warrants in connection with convertible notes financing			9,014,000			9,014,000
Repricing of warrants in connection with convertible notes financing			766,000			766,000
Cash dividends to Series A preferred stockholders				(16,000)	$ (16,000)	(16,000)
Stock-based compensation			1,242,000			1,242,000
Net loss				(21,668,000)		(21,668,000)
Balances at Dec. 31, 2023	$ 1,000	$ 2,000	189,211,000	(186,981,000)		2,233,000
Balance, shares at Dec. 31, 2023	156	361
Cash dividends to Series A preferred stockholders				(8,000)		(8,000)
Stock-based compensation			1,110,000			1,110,000
Net loss				(38,780,000)		(38,780,000)
Issuance of note warrants			720,000			720,000
Fair value of forward sales contract			576,000			576,000
Reclassification of warrants to liability			$ (11,244,000)			$ (11,244,000)
Issuance of common stock from vested restricted stock units
Balances at Sep. 30, 2024	$ 1,000	$ 2,000	$ 180,373,000	$ (225,769,000)		$ (45,393,000)
Balance, shares at Sep. 30, 2024	156	361
Balances at Dec. 31, 2023	$ 1,000	$ 2,000	189,211,000	(186,981,000)		2,233,000
Balance, shares at Dec. 31, 2023	156	361
Cash dividends to Series A preferred stockholders					$ (8,000)
Stock-based compensation			1,520,000			1,520,000
Net loss				(44,539,000)		(44,539,000)
Issuance of note warrants			720,000			720,000
Fair value of forward sales contract			576,000			576,000
Reclassification of warrants to liability			(11,244,000)			(11,244,000)
Issuance of common stock in exchange of convertible notes		$ 10,000	31,177,000			31,187,000
Issuance of common stock in exchange of Convertible Notes, shares		1,891
Issuance of common stock in exchange of warrants		$ 3,000	10,942,000			10,945,000
Issuance of common stock in exchange of warrants, shares		663
Issuance of common stock and prefunded warrants upon the conversion of Bridge Notes		$ 2,000	9,276,000			9,278,000
Issuance of common stock and prefunded warrants upon the conversion of Bridge Notes, shares		416
Issuance of common stock in connection with exercise of prefunded warrants			1,002,000			1,002,000
Balance, shares		93
Issuance of common stock to consultant for services			23,000			23,000
Balance, shares		1
Issuance of common stock to Series A preferred stockholders in lieu of cash dividends			16,000	(16,000)
Balance, shares		1
Balances at Dec. 31, 2024	$ 1,000	$ 17,000	233,219,000	(231,536,000)		1,701,000
Balance, shares at Dec. 31, 2024	156	3,426
Balances at Jun. 30, 2024	$ 1,000	$ 2,000	190,636,000	(199,165,000)		(8,526,000)
Balance, shares at Jun. 30, 2024	156	361
Stock-based compensation			405,000			405,000
Net loss				(26,604,000)		(26,604,000)
Fair value of forward sales contract			576,000			576,000
Reclassification of warrants to liability			(11,244,000)			(11,244,000)
Balances at Sep. 30, 2024	$ 1,000	$ 2,000	180,373,000	(225,769,000)		(45,393,000)
Balance, shares at Sep. 30, 2024	156	361
Balances at Dec. 31, 2024	$ 1,000	$ 17,000	233,219,000	(231,536,000)		1,701,000
Balance, shares at Dec. 31, 2024	156	3,426
Stock-based compensation			1,163,000			1,163,000
Net loss				(12,582,000)		(12,582,000)
Issuance of common stock in connection with exercise of prefunded warrants		$ 2,000	28,000			30,000
Balance, shares		398
Issuance of common stock to consultant for services			141,000			141,000
Balance, shares		38
Issuance of common stock to Series A preferred stockholders in lieu of cash dividends			8,000	(8,000)
Balance, shares		2
Issuance of common stock in connection with settlement			69,000			69,000
Balance, shares		20
Issuance of common stock and prefunded warrants in connection with private placement		$ 20,000	13,028,000			13,048,000
Balance, shares		3,965
Balances at Sep. 30, 2025	$ 1,000	$ 39,000	247,656,000	(244,126,000)		3,570,000
Balance, shares at Sep. 30, 2025	156	7,849
Balances at Jun. 30, 2025	$ 1,000	$ 37,000	247,291,000	(242,886,000)		4,443,000
Balance, shares at Jun. 30, 2025	156	7,483
Stock-based compensation			293,000			293,000
Net loss				(1,240,000)		(1,240,000)
Issuance of common stock in connection with exercise of prefunded warrants		$ 2,000	24,000			26,000
Balance, shares		348
Issuance of common stock to consultant for services			48,000			48,000
Balance, shares		18
Balances at Sep. 30, 2025	$ 1,000	$ 39,000	$ 247,656,000	$ (244,126,000)		$ 3,570,000
Balance, shares at Sep. 30, 2025	156	7,849